Touchstone Dividend Select ETF Expense Example - Touchstone Dividend Select ETF - Touchstone Dividend Select ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,339